Business Acquisition	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business Acquisition
4	Business Acquisition

The Company accounted for its acquisitions in accordance with ASC 805, “Business Combination” (“ASC 805”). The results of the acquirees’ operations have been included in the consolidated financial statements since the acquisition date. The excess of the fair value of the acquired entities over the fair value of net tangible and intangible assets acquired was recorded as goodwill, which is not deductible for corporate income taxation purposes.

(a)	Acquisition of Buzzinate

In November 2014, the Company entered into a SPA with Buzzinate and its shareholders and acquired 33.3% equity interest in Buzzinate as the first tranche, at a cash consideration of US$750. In the SPA, the Company has also agreed to purchase up to 57.1% equity interests in Buzzinate in stages from April 2015 to April 2016, and there was an agreement to purchase the remaining 42.9% equity interests in Buzzinate when the purchase of equity interests up to 57.1% was completed.

Pursuant to the SPA, the Company had an option to accelerate the completion dates of the remaining tranches by paying the cash consideration upon exercising the option. On February 13, 2015, the Company acquired in one go the equity interests in Buzzinate of the remaining five tranches at cash considerations of US$250 for each tranche purchased, and exercised the option to acquire the remaining equity interests in Buzzinate by issuing 142,151 shares of the Company which amounted to US$2,027. Buzzinate then became a wholly owned subsidiary of the Company.

The movement of carrying value of the equity method investment in Buzzinate from January 1, 2015 to February 13, 2015 (the “period”) is as follows:

Balance at beginning of the period	533
Share of loss of equity investee for the period	(38)

Balance at February 13, 2015	495
Fair value gain on re-measurement of equity investee	1,161

1,656

Fair value of consideration transferred:

Cash	1,250
Ordinary shares of the Company	2,027

Total	3,277

Fair value of previously held interest in Buzzinate	1,656

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	1,439
Other current assets	207
Property and equipment	375
Intangible asset	644
Current liabilities	(529)
Deferred tax liabilities	(161)

Total identifiable net assets acquired	1,975

Goodwill (Note 11)	2,958

Total purchase consideration, net of cash acquired	3,494

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. Goodwill associated with acquisition of Buzzinate was attributable to the expected synergy arising from the consolidated operations. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were insignificant and were included in general and administrative expenses for the year ended December 31, 2015.

In determining the fair value of previously held interest in Buzzinate, a business valuation of Buzzinate was undertaken by management with the assistance of an external valuer. Significant factor, assumptions and methodologies used in determining the business valuation include applying the discounted cash flow approach. Such approach involves certain significant estimates, which are terminal growth rate of 3.0%, weighted average cost of capital of 18.6%, and growth rate on average spending per customer ranges from 3.0% to 10.0%.

In determining the fair value of the intangible asset, an income approach was used. In this approach, significant estimates consist of discount rate of 19.6% and growth rate on average spending per customer ranges from 3.0% to 10.0%. The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

	Estimated useful life	Gross carrying amount
A self-developed computer software and systems	5 years	644

Pro-forma results related to the acquisition in accordance with ASC 805 have not been presented because the acquisition of Buzzinate is not material, where net revenue and net loss of the acquired entities are less than 5% of the Company’s consolidated net revenue and net loss for the corresponding year.

(b)	Acquisition of OptAim

In July 2015, the Company acquired 100% equity interest of OptAim from several independent third parties. OptAim, through its VIE and its underlying subsidiary, is engaged in the provision of online and mobile marketing services in the PRC. The Company expects to increase its market shares in the PRC online marketing segment, particularly in relation to mobile platforms.

The total purchase consideration for all the equity interest of OptAim amounted to US$67,620. This is comprised of cash consideration of US$15,976, 2,535,091 shares of the Company amounted to US$50,843 and fair value of replacement awards attributable to pre-acquisitionservices amounted to US$801.

The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash	15,976
Ordinary shares of the Company	50,843
Fair value of replacement awards attributable to pre-acquisition services	801

67,620

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	1,301
Other current assets	13,193
Property and equipment	84
Intangible asset	20,100
Current liabilities	(7,571)
Deferred tax liabilities	(5,025)

Total identifiable net assets acquired	22,082

Goodwill (Note 11)	45,538

Total purchase consideration, net of cash acquired	50,343

As of December 31, 2015, purchase consideration payable of US$15,976 was settled and there is no adjustment to the purchase consideration amounts.

The excess of purchase price over tangible assets, identifiable intangible asset acquired and liabilities assumed was recorded as goodwill. Goodwill associated with the acquisition of OptAim was attributable to the expected synergy arising from the consolidated marketing operations. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2015.

In determining the fair value of shares of the Company issued as part of the consideration of acquiring OptAim, a business valuation of the Company was performed by management with the assistance of an external valuer. Significant factors, assumptions and methodologies used in determining the business valuation include applying the discounted cash flow approach. Such approach involves certain significant estimates. They are terminal growth rate of 3.0%, weighted average cost of capital of 16.1%, and growth rate on average spending per customer ranges from 1.0% to 4.0%.

In determining the fair value of the intangible asset, an income approach was used. In this approach, significant estimates consist of discount rate of 20.6% and a growth rate on average spending per customer ranges from 3.0% to 8.0%. The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

	Estimated useful life	Gross carrying amount
A self-developed computer software and systems	5 years	20,100

Unaudited pro forma operating results for the Company, assuming the acquisition of OptAim occurred on January 1, 2015 is as follows:

For the year ended December 31, 2015
Net revenues	69,025
Net loss	(39,688)
Net loss per share	(3.80)
Diluted loss per share	(3.80)

The Company did not have any material, non-recurring pro-forma adjustments directly attributable to the business combination reflected in the reported pro-forma net revenue and net loss.

The pro forma information is not necessarily indicative of the actual results that would have been achieved had OptAim acquisition occurred as of January 1, 2015 or the results that may be achieved in future periods.